Summary of Accounting Policies - Schedule of Allowance for Doubtful Accounts Receivable (Details) - Trade receivables [Member] - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance, beginning of year		$ 484	$ 906	$ 1,166
Additions		367	3,095	1,015
Reductions		(682)	(3,517)	(1,275)
Balance, end of year	$ 906	$ 169	$ 484	$ 906
Northern Tier Energy LP [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Additions	$ 200